Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

March 31, 2021

OFR-QTLY-0521
1.814656.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.7%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$967,920
6.375% 10/1/43 (a)	735,000	788,336
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,067,025

TOTAL GUAM		2,823,281

Ohio - 93.3%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,051,863
5% 11/15/23	3,245,000	3,411,711
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,175,529
Series 2016:
5% 11/15/22	2,020,000	2,157,210
5% 11/15/23	1,000,000	1,107,407
5% 11/15/26	535,000	645,016
5.25% 11/15/32	1,000,000	1,186,488
5.25% 11/15/34	1,500,000	1,771,403
5.25% 11/15/41	10,545,000	12,282,087
5.25% 11/15/46	2,650,000	3,065,177
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,697,602
5% 8/1/42	4,175,000	5,006,558
Series 2020 A:
4% 12/1/40	7,000,000	8,113,746
5% 12/1/35	750,000	957,972
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,534,673
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,486,228
5% 2/15/42	3,000,000	3,331,782
Bonds Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,043,777
Beavercreek City School District Series 2015, 5% 12/1/29 (Pre-Refunded to 12/1/24 @ 100)	1,500,000	1,754,916
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,167,078
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
4% 6/1/37	2,000,000	2,322,058
4% 6/1/38	1,000,000	1,153,798
4% 6/1/39	1,000,000	1,148,655
4% 6/1/48	5,750,000	6,411,884
5% 6/1/27	1,000,000	1,230,263
5% 6/1/35	2,000,000	2,520,627
5% 6/1/36	2,000,000	2,504,810
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,030,000
Series 2016 X, 5% 5/15/32	3,950,000	5,356,238
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	10,097,630
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) Series 2014, 5% 12/15/26	4,000,000	4,619,246
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29 (Pre-Refunded to 6/1/25 @ 100)	4,285,000	5,128,845
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/22 (a)	2,550,000	2,633,152
5% 1/1/43 (FSA Insured) (a)	1,750,000	2,043,193
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,477,705
Series 2019 B:
5% 1/1/22 (a)	1,000,000	1,032,609
5% 1/1/23 (a)	1,200,000	1,290,971
5% 1/1/24 (a)	1,200,000	1,339,773
5% 1/1/25 (a)	1,125,000	1,296,892
5% 1/1/26 (a)	710,000	841,164
5% 1/1/27 (a)	350,000	424,305
Cleveland Gen. Oblig.:
Series 2012:
5% 12/1/25	25,000	26,966
5% 12/1/25 (Pre-Refunded to 12/1/22 @ 100)	2,325,000	2,512,593
Series 2015:
5% 12/1/26	1,500,000	1,794,875
5% 12/1/27	2,000,000	2,381,019
5% 12/1/29	1,250,000	1,481,218
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,127,879
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,151,969
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	746,912
5% 10/1/30	420,000	519,750
5% 10/1/31	650,000	801,251
5% 10/1/33	600,000	734,645
5% 10/1/36	700,000	850,374
5% 10/1/39	2,040,000	2,460,787
5% 10/1/43	5,000,000	5,979,868
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,351,729
Series 2015 A:
5% 12/1/24	3,725,000	4,097,927
5% 12/1/27	1,750,000	1,922,012
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,398,293
5% 11/15/35	1,245,000	1,459,857
5% 11/15/36	450,000	526,554
5% 11/15/45	2,000,000	2,311,040
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	507,018
4% 12/1/34	370,000	440,117
4% 12/1/35	620,000	735,181
4% 12/1/36	1,400,000	1,654,156
4% 12/1/37	1,115,000	1,313,315
4% 12/1/38	650,000	763,379
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	403,143
5% 11/15/24 (FSA Insured)	475,000	550,995
5% 11/15/25 (FSA Insured)	200,000	239,592
5% 11/15/26 (FSA Insured)	265,000	326,780
5% 11/15/27 (FSA Insured)	220,000	277,802
5% 11/15/28 (FSA Insured)	150,000	190,382
5% 11/15/29 (FSA Insured)	210,000	264,459
5% 11/15/30 (FSA Insured)	530,000	662,065
5% 11/15/32 (FSA Insured)	365,000	452,353
5% 11/15/34 (FSA Insured)	785,000	967,220
5% 11/15/36 (FSA Insured)	1,000,000	1,225,383
5% 11/15/38 (FSA Insured)	830,000	1,012,000
Series 2020 A:
4% 11/15/35 (FSA Insured)	1,000,000	1,180,674
4% 11/15/36 (FSA Insured)	1,000,000	1,176,482
4% 11/15/37 (FSA Insured)	1,000,000	1,172,801
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	1,978,442
5% 6/1/25	2,500,000	2,575,760
5% 6/1/26	3,075,000	3,166,944
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	706,339
Series 2020:
5% 1/1/29	1,100,000	1,429,139
5% 1/1/30	2,000,000	2,643,938
5% 1/1/31	2,250,000	2,951,503
5% 1/1/32	1,000,000	1,305,967
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,193,405
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	6,032,327
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,464,923
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	384,947
5% 1/1/30	250,000	296,233
5% 1/1/31	525,000	618,458
5% 1/1/32	500,000	586,567
5% 1/1/33	400,000	467,434
5% 1/1/34	300,000	349,267
5% 1/1/35	500,000	580,620
5% 1/1/36	440,000	509,427
5% 1/1/37	400,000	461,587
5% 1/1/39	1,400,000	1,606,680
5% 1/1/40	1,620,000	1,855,075
Series 2020 D:
5% 12/1/26	4,000,000	4,926,015
5% 12/1/27	2,500,000	3,154,578
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,057,558
5% 2/15/27	1,700,000	2,045,294
5% 2/15/28	2,385,000	2,864,868
5% 2/15/30	3,000,000	3,555,987
5% 2/15/31	1,500,000	1,770,798
5% 2/15/32	1,450,000	1,706,630
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,184,782
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,478,304
4% 12/1/24	1,490,000	1,575,413
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,882,017
5% 12/1/51	6,000,000	6,876,181
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,439,211
5% 12/1/26	3,045,000	3,492,406
5% 12/1/32 (Pre-Refunded to 12/1/24 @ 100)	5,920,000	6,926,068
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,141,120
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,630,000	2,885,282
Series 2016 C:
4% 11/1/40	3,000,000	3,347,119
5% 11/1/33	2,610,000	3,131,797
5% 11/1/34	2,155,000	2,580,179
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,195,376
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	862,720
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	680,935
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,077,508
5% 12/1/27	3,825,000	4,114,258
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,150,558
5.25% 6/1/27	3,000,000	3,135,616
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,487,827
5% 1/1/36	3,450,000	3,754,127
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	847,204
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,320,912
Series 2020 A:
5% 5/1/45	1,250,000	1,540,300
5% 5/1/50	1,700,000	2,083,330
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	897,792
5% 8/15/45	11,000,000	12,463,672
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,513,809
Lancaster City School District Series 2012, 5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	149,964
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	6,235,000	7,227,781
Series 2019:
5% 2/1/22	200,000	207,786
5% 2/1/23	100,000	108,524
5% 8/1/24	655,000	752,244
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	6,610,044
5% 8/1/49	1,750,000	2,095,502
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,289,935
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	595,255
5% 12/1/29	300,000	356,548
Middleburg Heights Hosp. Rev. Series 2011, 5.25% 8/1/41	3,000,000	3,049,857
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	535,080
5% 12/1/28	1,400,000	1,648,490
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
4% 8/1/37	1,125,000	1,328,992
4% 8/1/41	850,000	991,951
4% 8/1/51	2,000,000	2,287,429
5% 8/1/32	750,000	985,717
5% 8/1/36	1,225,000	1,585,891
5% 8/1/38	1,000,000	1,285,849
5% 8/1/39	1,100,000	1,410,312
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,157,965
5% 2/15/48	3,495,000	3,623,339
North Olmsted City School District Series 2015 A:
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	248,016
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	411,482
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	2,004,914
5% 10/1/33	1,500,000	1,844,908
5% 10/1/35	1,450,000	1,775,092
5% 10/1/36	1,250,000	1,526,108
5% 10/1/37	1,430,000	1,741,564
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	5,057,203
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 2016, 5% 12/1/40	2,000,000	2,377,922
Series 2019 B:
5% 12/1/37	835,000	1,050,235
5% 12/1/38	1,100,000	1,379,615
5% 12/1/39	775,000	969,686
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,691,650
5% 11/1/29	1,325,000	1,522,742
5% 11/1/30	2,285,000	2,625,675
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,844,735
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	5,100,000	5,773,053
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,638,603
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	3,130,512
5% 7/1/39	2,640,000	3,296,484
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	451,401
4% 7/1/37	450,000	506,526
5% 7/1/28	400,000	492,175
5% 7/1/29	735,000	900,415
5% 7/1/30	300,000	367,304
5% 7/1/31	400,000	487,908
5% 7/1/33	650,000	787,988
5% 7/1/35	1,550,000	1,870,421
5% 7/1/42	1,400,000	1,663,857
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,773,257
5% 9/1/45	4,255,000	5,151,732
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,202,881
(Univ. of Dayton 2020 Proj.) Series 2020:
4% 2/1/36	900,000	1,045,526
5% 2/1/34	1,000,000	1,268,149
5% 2/1/35	800,000	1,011,862
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	579,190
5% 12/1/24	585,000	626,048
5% 12/1/25	1,000,000	1,068,231
5% 12/1/26	1,195,000	1,274,207
5% 12/1/27	2,300,000	2,447,386
Series 2018 B:
4% 12/1/33	1,155,000	1,328,794
5% 12/1/21	1,000,000	1,030,013
5% 12/1/23	1,000,000	1,116,075
5% 12/1/25	1,065,000	1,266,819
5% 12/1/27	1,000,000	1,250,842
5% 12/1/29	1,310,000	1,641,021
5% 12/1/31	1,130,000	1,407,605
5% 12/1/35	1,000,000	1,233,238
5% 12/1/36	1,000,000	1,229,588
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,163,004
5% 5/1/28	1,000,000	1,153,671
5% 5/1/29	855,000	981,561
5% 5/1/31	1,005,000	1,145,609
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	5,000,000	5,115,194
Series 2019, 4% 10/1/49	3,270,000	3,632,153
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,491,019
Series 2019 B, 4% 1/1/40	3,000,000	3,477,434
Ohio Hosp. Rev.:
Series 2013 A:
5% 1/15/27	5,000,000	5,378,817
5% 1/15/28	720,000	772,820
Series 2016 A, 5% 1/15/41	5,000,000	5,732,462
Series 2020 A, 4% 1/15/50	1,000,000	1,130,535
Series 2020:
4% 11/15/37	1,025,000	1,166,658
4% 11/15/39	1,115,000	1,246,491
4% 11/15/41	1,175,000	1,305,610
5% 11/15/33	1,270,000	1,606,586
5% 11/15/35	1,465,000	1,835,558
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	5,795,000	6,542,622
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (a)	560,000	613,858
Ohio Spl. Oblig.:
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,129,818
5% 4/1/30	2,250,000	2,759,819
5% 4/1/31	2,000,000	2,443,801
5% 4/1/32	1,115,000	1,358,357
5% 4/1/33	1,850,000	2,247,047
5% 4/1/34	1,000,000	1,211,180
5% 4/1/35	2,395,000	2,895,867
Series 2020 A:
5% 2/1/27	1,325,000	1,643,094
5% 2/1/28	1,865,000	2,369,112
5% 2/1/29	2,875,000	3,728,859
5% 2/1/30	1,045,000	1,375,244
Ohio State Univ. Gen. Receipts:
(Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/26	6,770,000	8,405,019
5% 12/1/27	6,845,000	8,713,224
Series 2013 A:
5% 6/1/28	2,000,000	2,189,568
5% 6/1/38	3,500,000	3,823,391
Series 2020 A, 5% 12/1/28	7,010,000	9,086,366
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.):
Series 2005 A, 0% 2/15/43	10,000,000	5,718,654
Series A3, 0% 2/15/37	400,000	159,485
Series A, 5% 2/15/46	7,500,000	9,582,035
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,180,502
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,516,614
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35 (c)	1,300,000	1,460,577
Series 2021, 4% 12/1/31 (c)	710,000	804,414
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,645,745
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,433,177
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,124,176
5% 2/15/28	5,030,000	5,976,786
5% 2/15/30	3,860,000	4,517,213
5% 2/15/32	2,550,000	2,966,355
5% 2/15/33	2,460,000	2,854,578
5% 2/15/34	4,450,000	5,151,573
South-Western City School District Franklin & Pickway County (Intercept) Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	400,000	422,582
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	496,963
5% 1/1/25	1,025,000	1,189,838
5% 1/1/33	5,000,000	5,960,967
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	50,000	50,162
Series 2012 C, 4% 6/1/28	2,000,000	2,096,589
Series 2016 A:
5% 6/1/32	745,000	878,334
5% 6/1/33	800,000	940,738
5% 6/1/34	585,000	687,916
Series 2016 C, 5% 6/1/41	2,585,000	3,040,386
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	723,879
5% 6/1/27	350,000	432,967
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,685,204
5% 12/1/25	1,500,000	1,782,740
5% 12/1/26	1,890,000	2,304,153
5% 12/1/27	1,340,000	1,668,336
5% 12/1/28	1,400,000	1,719,685
5% 12/1/29	825,000	1,004,236
5% 12/1/30	1,700,000	2,058,666
5% 12/1/31	750,000	905,000
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27 (Pre-Refunded to 12/1/27 @ 100)	3,500,000	3,604,472
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/32 @ 100)	2,000,000	2,038,752
5% 12/1/42 (Pre-Refunded to 12/1/42 @ 100)	125,000	126,007
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/21	1,080,000	1,083,293
5% 5/1/23	2,665,000	2,673,018

TOTAL OHIO		654,530,697

TOTAL MUNICIPAL BONDS
(Cost $619,629,562)		657,353,978
TOTAL INVESTMENT IN SECURITIES - 93.7%
(Cost $619,629,562)		657,353,978
NET OTHER ASSETS (LIABILITIES) - 6.3%		44,112,714
NET ASSETS - 100%		$701,466,692

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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